Disaggregated Revenues - Schedule of Company’s Breakdown of Revenues (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Freight forwarding services
Breakdown of revenues	$ 23,149,231	$ 39,358,494	$ 87,116,179	$ 139,979,940	$ 97,238,430
Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	23,187,800	39,366,209	87,166,469	140,020,469	97,305,527
Import shipments [Member]
Freight forwarding services
Breakdown of revenues	23,152,001	39,366,004	87,131,189	140,020,245	97,297,145
Air freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	22,552,413	38,744,329	85,621,326	138,683,827	92,645,878
Ocean freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	599,588	621,675	1,509,863	1,336,418	4,651,267
Subtotal [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	23,152,001	39,366,004	87,131,189	140,020,245	97,297,145
Subtotal [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	23,149,231	39,358,494	87,116,178	139,979,940	97,238,430
Subtotal [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	2,770	7,510	15,011	40,305	58,715
Ancillary logistic services [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	35,799	205	35,280	224	8,382
Air [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	22,551,083	38,742,336	85,613,133	138,665,566	92,619,992
Air [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	1,330	1,993	8,193	18,261	25,886
Ocean [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	598,148	616,158	1,503,045	1,314,374	4,618,438
Ocean [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	1,440	5,517	6,818	22,044	32,829
Freight forwarders [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	23,040,700	39,186,625	86,762,856	139,475,411	95,649,511
Direct customers [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	147,100	179,584	403,613	545,058	1,656,016
Revenues [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	$ 23,187,800	$ 39,366,209	$ 87,166,469	$ 140,020,469	$ 97,305,527